Notes to the consolidated financial statements - Revenue from contract with customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 48,871	€ 17,416	€ 12,871
Research services combined with an IP license
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	46,597	5,777	5,861
Product
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	556	8,617	6,713
Research and development services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	1,718	3,022	297
United States | Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	34,854	14,319	8,927
Germany | Boehringer Ingelheim
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	1,885	2,474	3,337
Germany | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		104	5
Switzerland | CRISPR
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	695	€ 519	€ 602
Netherlands | Genmab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	2,628
Belgium | GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 8,809